Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

16.  Income Taxes

The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2013	2012
Federal - current provision	$1,579	$1,227
Federal - deferred provision	491	459
Total federal provision	2,070	1,686
State - current provision	599	216
State - deferred (benefit) provision	(102)	324
Total state provision	497	540
Total provision for income taxes	$2,567	$2,226

Reconciliation between the reported income tax provision and the amount computed by multiplying income before taxes by the statutory Federal income tax rate for the past two years is as follows:

	For the years ended December 31,
(In thousands, except percentages)	2013	2012
Federal income tax provision at statutory rate	$2,612	$2,199
Increases (decreases) resulting from:
Bank owned life insurance	(118)	(100)
Tax-exempt interest	(156)	(161)
Meals and entertainment	14	17
State income taxes, net of federal income tax effect	328	356
Other, net	(113)	(85)
Provision for income taxes	$2,567	$2,226
Effective tax rate	33.4%	34.4%

Deferred income taxes are provided for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities.  The components of the net deferred tax asset at December 31, 2013 and 2012 are as follows:

(In thousands)	December 31, 2013	December 31, 2012
Deferred tax assets:
Allowance for loan losses	$5,249	$5,895
Lost interest on nonaccrual loans	802	717
Stock-based compensation	427	390
Depreciation	418	256
Net unrealized security losses	303	-
Deferred compensation	190	174
State net operating loss	138	-
Disallowed write-down on OREO properties	-	60
Other	95	102
Gross deferred tax assets	7,622	7,594
Valuation allowance	(113)	-
Total deferred tax assets	7,509	7,594
Deferred tax liabilities:
Net unrealized security gains	-	885
Deferred loan costs	318	354
Goodwill	326	286
Bond accretion	113	115
Other	-	-
Total deferred tax liabilities	757	1,640
Net deferred tax asset	$6,752	$5,954

The Company computes deferred income taxes under the asset and liability method.  Deferred income taxes are recognized for tax consequences of “temporary differences” by applying enacted statutory tax rates to differences between the financial reporting and the tax basis of existing assets and liabilities.  A deferred tax liability is recognized for all temporary differences that will result in future taxable income.  A deferred tax asset is recognized for all temporary differences that will result in future tax deductions subject to reduction of the asset by a valuation allowance.

During 2013, the Company established a $113 thousand valuation allowance for deferred tax assets related to its state net operating loss carry-forward deferred tax asset, the balance of which was $138 thousand and $0 at December 31, 2013 and 2012, respectively.  The Company’s state net operating loss carry-forwards totaled approximately $2.3 million at December 31, 2013 and expires between 2014 and 2033.

Included as a component of deferred tax assets is an income tax expense (benefit) related to unrealized gains (losses) on securities available for sale.  The after-tax component was an unrealized loss of $476 thousand for 2013 and an unrealized gain of $1.3 million for 2012,  and is included in other comprehensive income (loss) in shareholders’ equity.

The Company follows FASB ASC Topic 740, “Income Taxes,” which prescribes a threshold for the financial statement recognition of income taxes and provides criteria for the measurement of tax positions taken or expected to be taken in a tax return.  ASC 740 also includes guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition of income taxes.  The Company did not recognize or accrue any interest or penalties related to income taxes during the years ended December 31, 2013 and 2012.  The Company does not have an accrual for uncertain tax positions as of December 31, 2013 or 2012, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2009 and thereafter are subject to future examination by tax authorities.